Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of fair value of plan assets [line items]
Obligations related to securities sold under repurchase agreements and securities sold short	$ (130,042)	$ (110,153)
Pension plan [member]
Disclosure of fair value of plan assets [line items]
Plan assets	9,975	9,326
Canada plan [member] | Pension plan [member]
Disclosure of fair value of plan assets [line items]
Canadian equity securities	523	472
Debt securities	6,109	5,822
Investment funds	2,031	2,019
Alternative investments	2,471	2,399
Cash and cash equivalents and other	249	339
Obligations related to securities sold under repurchase agreements and securities sold short	(2,377)	(2,610)
Other	343	128
Plan assets	$ 9,006	$ 8,441
Percentage of Canadian equity securities	6.00%	6.00%
Percentage of debt securities	68.00%	69.00%
Percentage of investment funds	22.00%	24.00%
Percentage of alternative investments	27.00%	28.00%
Percentage of cash and cash equivalents and other	3.00%	4.00%
Percentage of Obligations related to securities sold under repurchase agreements and securities sold short	(26.00%)	(31.00%)
Percentage of other	4.00%	1.00%
Percentage of plan assets	100.00%	100.00%
Canada plan [member] | Pension plan [member] | Government bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 5,794	$ 5,419
Percentage of debt securities	64.00%	64.00%
Canada plan [member] | Pension plan [member] | Corporate Bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 315	$ 403
Percentage of debt securities	4.00%	5.00%
Canada plan [member] | Pension plan [member] | Canadian equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 43	$ 35
Canada plan [member] | Pension plan [member] | US equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 421	$ 694
Percentage of investment funds	5.00%	8.00%
Canada plan [member] | Pension plan [member] | International equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 45	$ 37
Canada plan [member] | Pension plan [member] | Global equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 1,415	$ 1,150
Percentage of investment funds	16.00%	15.00%
Canada plan [member] | Pension plan [member] | Fixed income funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 107	$ 103
Percentage of investment funds	1.00%	1.00%